Basis of Presentation and Accounting Policies (Transition adjustments - Condensed consolidated Statements of Financial Position) (Details) - CAD ($) $ in Millions	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017
Current
Cash	$ 1,288	$ 1,189	$ 384	$ 278	$ 445	$ 507
Accounts receivable	276		253			286
Inventories	74		61			59
Other current assets	332		273			179
Current portion of contract assets [note 4]	74		59			15
Assets held for sale	0		0			61
Total current assets	2,044		1,030			1,107
Investments and other assets	676		660			937
Property, plant and equipment	4,747		4,702			4,394
Other long-term assets	172		197			216
Deferred income tax assets	5		4			4
Intangibles	7,469		7,482			7,435
Goodwill	280		280			280
Contract assets	71		76			44
Total assets	15,464		14,431			14,417
Current
Short-term borrowings	40	$ 40	40	0	0	0
Accounts payable and accrued liabilities	931		970			909
Provisions [note 7]	234		245			76
Income taxes payable	114		133			151
Current portion of contract liabilities	218		226			214
Current portion of long-term debt	1,251		1			2
Liabilities held for sale	0		0			39
Total current liabilities	2,788		1,615			1,391
Long-term debt	4,055		4,310			4,298
Other long-term liabilities	21		13			114
Provisions	96		179			67
Deferred credits	435		442			469
Contract liabilities	16		18			21
Deferred income tax liabilities	1,924		1,884			1,863
Total liabilities	9,335		8,461			8,223
Shareholders' equity
Common and preferred shareholders	6,128		5,969			6,193
Non-controlling interests in subsidiaries	1		1			1
Total shareholders' equity	6,129		5,970	6,036		6,194
Total liabilities and shareholders' equity	$ 15,464		14,431			14,417
IFRS 15 - Revenue from Contracts with Customers [member]
Current
Other current assets			273			179
Current portion of contract assets [note 4]			59			15
Other long-term assets			198			216
Contract assets			76			44
Current
Accounts payable and accrued liabilities			970			909
Current portion of contract liabilities			226			214
Deferred credits			442			469
Contract liabilities			18			21
Deferred income tax liabilities			1,888			1,863
Shareholders' equity
Total shareholders' equity			5,979			6,194
As reported [member]
Current
Cash			384	278	445	507
Accounts receivable			255			286
Inventories			101			109
Other current assets			286			155
Current portion of contract assets [note 4]			0			0
Assets held for sale			0			61
Total current assets			1,026			1,118
Investments and other assets			660			937
Property, plant and equipment			4,672			4,344
Other long-term assets			300			255
Deferred income tax assets			4			4
Intangibles			7,482			7,435
Goodwill			280			280
Contract assets			0			0
Total assets			14,424			14,373
Current
Short-term borrowings			40			0
Accounts payable and accrued liabilities			971			913
Provisions [note 7]			245			76
Income taxes payable			133			151
Unearned revenue			221			211
Current portion of contract liabilities			0			0
Current portion of long-term debt			1			2
Liabilities held for sale			0			39
Total current liabilities			1,611			1,392
Long-term debt			4,310			4,298
Other long-term liabilities			13			114
Provisions			179			67
Deferred credits			460			490
Contract liabilities			0			0
Deferred income tax liabilities			1,894			1,858
Total liabilities			8,467			8,219
Shareholders' equity
Common and preferred shareholders			5,956			6,153
Non-controlling interests in subsidiaries			1			1
Total shareholders' equity			5,957			6,154
Total liabilities and shareholders' equity			14,424			14,373
As reported [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Current
Other current assets			286			155
Current portion of contract assets [note 4]			0			0
Other long-term assets			300			255
Contract assets			0			0
Current
Accounts payable and accrued liabilities			971			913
Current portion of contract liabilities			0			0
Deferred credits			460			490
Contract liabilities			0			0
Deferred income tax liabilities			1,894			1,858
Shareholders' equity
Total shareholders' equity			5,957			6,154
The effect of transition to IFRS 15 and adoption of our new accounting policy [member]
Current
Cash			384	278	445	507
Accounts receivable			253			286
Inventories			61			59
Other current assets			273			179
Current portion of contract assets [note 4]			59			15
Assets held for sale			0			61
Total current assets			1,030			1,107
Investments and other assets			660			937
Property, plant and equipment			4,702			4,394
Other long-term assets			197			216
Deferred income tax assets			4			4
Intangibles			7,482			7,435
Goodwill			280			280
Contract assets			76			44
Total assets			14,431			14,417
Current
Short-term borrowings			40			0
Accounts payable and accrued liabilities			970			909
Provisions [note 7]			245			76
Income taxes payable			133			151
Unearned revenue			0			0
Current portion of contract liabilities			226			214
Current portion of long-term debt			1			2
Liabilities held for sale			0			39
Total current liabilities			1,615			1,391
Long-term debt			4,310			4,298
Other long-term liabilities			13			114
Provisions			179			67
Deferred credits			442			469
Contract liabilities			18			21
Deferred income tax liabilities			1,884			1,863
Total liabilities			8,461			8,223
Shareholders' equity
Common and preferred shareholders			5,969			6,193
Non-controlling interests in subsidiaries			1			1
Total shareholders' equity			5,970			6,194
Total liabilities and shareholders' equity			14,431			14,417
IFRS 15 transition [Member] | IFRS 15 - Revenue from Contracts with Customers [member]
Current
Cash			0	0	0	0
Accounts receivable			0			0
Inventories			0			0
Other current assets			(13)			24
Current portion of contract assets [note 4]			59			15
Assets held for sale			0			0
Total current assets			46			39
Investments and other assets			0			0
Property, plant and equipment			0			0
Other long-term assets			(102)			(39)
Deferred income tax assets			0			0
Intangibles			0			0
Goodwill			0			0
Contract assets			76			44
Total assets			20			44
Current
Short-term borrowings			0			0
Accounts payable and accrued liabilities			(1)			(4)
Provisions [note 7]			0			0
Income taxes payable			0			0
Unearned revenue			(221)			(211)
Current portion of contract liabilities			226			214
Current portion of long-term debt			0			0
Liabilities held for sale			0			0
Total current liabilities			4			(1)
Long-term debt			0			0
Other long-term liabilities			0			0
Provisions			0			0
Deferred credits			(18)			(21)
Contract liabilities			18			21
Deferred income tax liabilities			(6)			5
Total liabilities			(2)			4
Shareholders' equity
Common and preferred shareholders			22			40
Non-controlling interests in subsidiaries			0			0
Total shareholders' equity			22			40
Total liabilities and shareholders' equity			20			44
Change in accounting policy [member]
Current
Cash			0	$ 0	$ 0	0
Accounts receivable			(2)			0
Inventories			(40)			(50)
Other current assets			0			0
Current portion of contract assets [note 4]			0			0
Assets held for sale			0			0
Total current assets			(42)			(50)
Investments and other assets			0			0
Property, plant and equipment			30			50
Other long-term assets			(1)			0
Deferred income tax assets			0			0
Intangibles			0			0
Goodwill			0			0
Contract assets			0			0
Total assets			(13)			0
Current
Short-term borrowings			0			0
Accounts payable and accrued liabilities			0			0
Provisions [note 7]			0			0
Income taxes payable			0			0
Unearned revenue			0			0
Current portion of contract liabilities			0			0
Current portion of long-term debt			0			0
Liabilities held for sale			0			0
Total current liabilities			0			0
Long-term debt			0			0
Other long-term liabilities			0			0
Provisions			0			0
Deferred credits			0			0
Contract liabilities			0			0
Deferred income tax liabilities			(4)			0
Total liabilities			(4)			0
Shareholders' equity
Common and preferred shareholders			(9)			0
Non-controlling interests in subsidiaries			0			0
Total shareholders' equity			(9)			0
Total liabilities and shareholders' equity			$ (13)			$ 0